Condensed Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenue
General and administrative expenses	10,953	10,870	33,715	36,825	47,936	48,869
Loss from operations	(10,953)	(10,870)	(33,715)	(36,825)	(47,936)	(48,869)
Net loss	$ (10,953)	$ (10,870)	$ (33,715)	$ (36,825)	$ (47,936)	$ (48,869)
Weighted average common stock outstanding, basic (in Shares)	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000
Weighted average common stock outstanding, diluted (in Shares)	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000
Net loss per share of common stock, basic (in Dollars per share)	$ 0	$ 0	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.01)
Net loss per share of common stock, diluted (in Dollars per share)	$ 0	$ 0	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.01)